Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	ALPS ETF Trust
Prospectus Date	rr_ProspectusDate	Mar. 31, 2014
ALPS/GS Momentum Builder Growth Markets Equities and U.S. Treasuries Index ETF
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SUMMARY SECTION ALPS/GS MOMENTUM BUILDER® GROWTH MARKETS EQUITIES AND U.S. TREASURIES INDEX ETF (the “Fund”)
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks investment results that correspond generally, before fees and expenses, to the performance of the GS Momentum Builder® Growth Markets Equities and U.S. Treasuries Index (the “Underlying Index”).
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Investors purchasing or selling Shares in the secondary market may be subject to costs (including customary brokerage commissions) charged by their broker. These costs are not included in the expense example below.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund will pay transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, may affect the Fund’s performance. For the fiscal period December 20, 2012 (commencement) through November 30, 2013, the Fund’s turnover rate was 356% of the average value of the Fund.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	356.00%
Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	Investors purchasing or selling Shares in the secondary market may be subject to costs (including customary brokerage commissions) charged by their broker. These costs are not included in the expense example below.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following example is intended to help you compare the cost of investing in the Fund with the costs of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same each year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund is an index-based exchange traded fund ("ETF") that seeks investment results that correspond generally, before fees and expenses, to the performance of the Underlying Index. The Fund is a "fund of funds" as it principally invests its assets in the ETFs included in the Underlying Index ("Underlying ETFs"), instead of individual securities. The Underlying ETFs are also passively managed and seek investment results that correspond to their own indexes. The Underlying ETFs primarily invest in emerging markets equity securities and U.S. Treasury securities. The Fund will invest at least 80% of its total assets in securities of the Underlying ETFs that comprise the Underlying Index. The Fund is required to provide 60 days' notice to its shareholders prior to a change in this policy.

The Underlying Index is comprised of shares of ETFs whose underlying indexes track the equity markets of the following emerging market countries ("growth markets"): Brazil, Russia, India, China, Mexico, South Korea, Indonesia, and Turkey, as well as shares of ETFs whose underlying indexes track U.S. Treasury securities. Using a methodology (the "Methodology") developed by Goldman, Sachs & Co. (the "Index Provider"), the Underlying Index seeks to provide exposure to price momentum of these equity emerging markets and U.S. Treasury securities by reflecting the combination of Underlying ETF weightings that would have provided the highest six-month historical return, subject to the constraints on maximum and minimum weights and volatility controls described below. The Underlying Index is rebalanced monthly, but may also be rebalanced as frequently as daily if the daily volatility control is triggered.

Two levels of volatility control are applied to the Underlying Index. The monthly volatility control is performed on each monthly rebalancing date so that the Underlying Index is rebalanced in a manner which sets a maximum limit on the annualized historic six-month "realized" volatility (as defined below) of any selected combination of ETF weights (such limit being a "Volatility Target"). The daily volatility control rebalances a portion or all of the current Underlying Index components into ETFs, which invest in short-term U.S. Treasury securities, in order to reduce volatility when the annualized historic three-month volatility of the current Underlying Index components exceeds a predetermined level (such level being the "Daily Volatility Control Level"). The Fund will rebalance its portfolio in accordance with any such Underlying Index rebalances. Accordingly, the Fund may invest up to 100% of its assets in such U.S. Treasury ETFs from time to time. Following any rebalance resulting from the Underlying Index components' volatility exceeding the Daily Volatility Control Level, the Underlying Index is rebalanced into its prior composition when the annualized historic three-month volatility of such composition declines below the Daily Volatility Control Level.

The applicable Volatility Target and Volatility Control Level for the Underlying Index are listed in the table below.

Underlying Index	Volatility Target	Daily Volatility Control Level
GS Momentum Builder® Growth Markets Equities and U.S. Treasuries Index	20%	22%

Realized volatility is an historical calculation of the degree of movement based on prices or values of an asset observed periodically in the market over a specific period. The realized volatility of an asset is characterized by the frequency of the observations of the asset price used in the calculation and the period over which observations are made. The Methodology utilizes six-month realized volatility with respect to each monthly rebalance of the Underlying Index, while the Daily Volatility Control Level utilizes three month realized volatility. In each case, realized volatility is calculated by Structured Solutions AG (the "Calculation Agent") from daily closing prices of the shares of the Underlying ETFs over the applicable period and then annualized.

Set forth below are the ranges for which each Underlying Index constituent may be represented in the Underlying Index (and thus the Fund):

Underlying ETF	Minimum Weight	Maximum Weight
iShares Barclays 7-10 Year Treasury Bond Fund	0%	50%
iShares Barclays 20+ Year Treasury Bond Fund	0%	50%
iShares FTSE China 25 Index Fund	0%	30%
WisdomTree India Earnings Fund	0%	30%
Market Vectors® Russia ETF	0%	30%
iShares MSCI Brazil Index Fund	0%	30%
iShares MSCI South Korea Index Fund	0%	30%
Market Vectors® Indonesia Index ETF	0%	30%
iShares MSCI Turkey Investable Market Index Fund	0%	30%
iShares MSCI Mexico Investable Market Index Fund	0%	30%
Deleverage Position*	0%	100%

* The Deleverage Position means a hypothetical investment in a total return index comprised of 50% SPDR Barclays Capital 1-3 Month T-Bill ETF (BIL) and 50% iShares Barclays Short Treasury Bond Fund (SHV), rebalanced on each monthly rebalancing date.

ALPS Advisors, Inc. (the "Adviser"), using a replication strategy, generally invests in all of the Underlying ETFs comprising the Underlying Index in proportion to their weightings in the Underlying Index. However, under various circumstances, it may not be possible or practicable to purchase all of those Underlying ETFs in those weightings. In those circumstances, the Fund may purchase a sample of the Underlying ETFs in the Underlying Index. There may also be instances in which the Adviser may choose to overweight another Underlying ETF in the Underlying Index, purchase securities or ETFs not in the Underlying Index which Adviser believes are appropriate to substitute for certain Underlying ETFs in the Underlying Index or utilize various combinations of other available investment techniques in seeking to track the Underlying Index. The Fund may sell Underlying ETFs that are represented in the Underlying Index in anticipation of their removal from the Underlying Index or purchase Underlying ETFs not represented in the Underlying Index in anticipation of their addition to the Underlying Index.

The Underlying Index is sponsored by the Index Provider and calculated by the Calculation Agent. Neither the Index Provider nor the Calculation Agent is affiliated with the Fund or Adviser. The Methodology provides that a committee established by the Index Provider may exercise limited discretion with respect to the Underlying Index as contemplated by the Methodology. Information about the Underlying Index, including the components and weightings of the components of the Underlying Index as well as the value of the Underlying Index and a copy of the Methodology, are available at www.structuredsolutions.de. The foregoing website address, and other website addresses included herein, are inactive textual references and such websites cannot be accessed by clicking on any of the website addresses herein. Information in such websites is not part of this Prospectus. Additional information regarding the Index Provider is provided in the "Index Provider" section of the Fund's Prospectus.

Industry Concentration Policy. The Underlying ETFs will concentrate their investments (i.e., hold 25% or more of their total assets) in a particular industry or group of industries to approximately the same extent that their respective indexes are concentrated. For purposes of this policy, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry. As a result, the Fund may also be concentrated to the extent the Underlying ETFs and their underlying indexes are so concentrated.
Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Industry Concentration Policy. The Underlying ETFs will concentrate their investments (i.e., hold 25% or more of their total assets) in a particular industry or group of industries to approximately the same extent that their respective indexes are concentrated. For purposes of this policy, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry. As a result, the Fund may also be concentrated to the extent the Underlying ETFs and their underlying indexes are so concentrated.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Investors should consider the following risk factors and special considerations associated with investing in the Fund, which may cause you to lose money.

Costs of Investing in Underlying ETFs. When the Fund invests in Underlying ETFs, in addition to directly bearing the expenses associated with its own operations, it will bear a pro rata portion of the Underlying ETFs’ expenses (including operating costs and management fees). Consequently, an investment in the Fund entails more direct and indirect expenses than a direct investment in the Underlying ETF.

Investing in Underlying ETFs. The assets of the Fund are invested primarily in shares of the Underlying ETFs, and the investment performance of the Fund is directly related to the investment performance of the Underlying ETFs in which it invests. The Fund is therefore also exposed to the risks arising from the Underlying ETFs’ investments.

Passive Strategy/Index. The Fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of Underlying ETFs. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund may hold constituent Underlying ETFs of the Underlying Index regardless of the current or projected performance of a specific security or a particular industry, market sector, country or currency. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund’s return to be lower or higher than if the Fund employed an active strategy.

Non-Correlation Risk. The Fund’s return may not match the return of the Underlying Index for a number of reasons. For example, the Fund incurs a number of operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s Underlying ETF holdings to reflect changes in the composition of the Underlying Index. In addition, the performance of the Fund and the Underlying Index may vary due to asset valuation differences and differences between the Fund’s portfolio and the Underlying Index resulting from legal restrictions, cash flows or operational inefficiencies.

Due to legal and regulatory rules and limitations, the Fund may not be able to invest in all securities included in the Underlying Index. For tax efficiency purposes, the Fund may sell certain securities to realize losses, causing it to deviate from the Underlying Index.

The Fund may not be fully invested at times, either as a result of cash flows into the Fund or reserves of cash held by the Fund to meet redemptions and expenses. If the Fund utilizes a sampling approach or otherwise does not hold all of the securities in the Underlying Index, its return may not correlate as well with the return on the Underlying Index, as would be the case if it purchased all of the securities in the Underlying Index with the same weightings as the Underlying Index.

Volatility Control Risk. The Underlying Index’s daily and monthly volatility controls are based on historical data and may not accurately predict future volatility. By seeking to track the Underlying Index when the daily or monthly volatility controls are triggered, the Fund may underperform in comparison to the general securities markets and/or other asset classes.

Concentration. To the extent that the Fund’s or the Underlying Index’s portfolio is concentrated in the securities of companies in a particular market (including the market of a particular country or geographic region), industry, group of industries, sector or asset class, the Fund may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector or asset class.

Methodology Risk. At each monthly rebalancing date, the weight of the Underlying ETFs is determined by the Methodology. There can be no assurance that the dates on which rebalancing occurs or the six month historical return window period used by the Methodology will optimize the weighting of the Underlying ETFs. Further, the constraints on the maximum and minimum weighting and volatility control targets in the Methodology may lead to periods when the Underlying Index, and therefore the Fund, underperform the general securities markets and/or other asset classes, potentially by a significant margin.

Momentum Style Risk. The Underlying Index is intended to provide exposure to price momentum of certain equity emerging markets and U.S. fixed income markets, and, as a result, the Underlying Index, and therefore the Fund, may be more volatile than a more broadly based conventional index. In addition, there may be periods when the momentum style is out of favor and at such times the performance of the Underlying Index, and therefore the Fund, may be lower than that of more broadly based conventional indexes, potentially by a significant margin.

Volatility Risk. The Fund may have investments that appreciate or decrease significantly in value over short periods of time. This may cause the Fund’s share price and/or net asset value to experience significant increases or decreases in value over short periods of time.

Portfolio Turnover Risk. The Fund may engage in active and frequent trading of its portfolio securities in connection with the rebalancing of the Underlying Index, and therefore the Fund’s investments. Rebalancing is expected to occur monthly, and may occur more frequently to the extent the daily volatility control is triggered. A portfolio turnover rate of 200%, for example, is equivalent to the Fund buying and selling all of its securities two times during the course of the year. A high portfolio turnover rate (such as 100% or more) could result in high brokerage costs. While a high portfolio turnover rate can result in an increase in taxable capital gains distributions to the Fund’s shareholders, the Fund will seek to utilize the creation and redemption in kind mechanism to minimize capital gains to the extent possible.

Fluctuation of Net Asset Value. The NAV of the Fund’s Shares will generally fluctuate with changes in the market value of the Fund’s holdings. The market prices of the Shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of and demand for the Shares on the NYSE Arca, Inc. (the “NYSE Arca”). The Adviser cannot predict whether the Shares will trade below, at or above their NAV. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for the Shares will be closely related to, but not identical to, the same forces influencing the prices of the stocks of the Underlying Index trading individually or in the aggregate at any point in time.

In addition, as the Fund invests in Underlying ETFs, the Fund will also be exposed to the risks of the Underlying ETFs. The following are the principal risks associated with investing in the Underlying ETFs which are also principal risks of investing in the Fund as a result of its investment in the Underlying ETFs:

Passive Strategy/Index. The Underlying ETFs are managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Underlying ETFs may hold constituent securities of their underlying indexes regardless of the current or projected performance of a specific security or a particular industry, market sector, country or currency. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Underlying ETF’s return to be lower or higher than if the Underlying ETF employed an active strategy.

Non-Correlation Risk. An Underlying ETF’s return may not match the return of its underlying index for a number of reasons. For example, an Underlying ETF incurs a number of operating expenses not applicable to its underlying index, and incurs costs in buying and selling securities, especially when rebalancing the Underlying ETF’s holdings to reflect changes in the composition of its underlying index. In addition, the performance of the Underlying ETF may vary from that of its underlying index as a result of legal restrictions, cash flows or operational inefficiencies. Tax withholdings imposed by foreign countries may also contribute to differences between the Underlying ETF’s return and the return of its underlying index.

Due to legal and regulatory rules and limitations, the Underlying ETF may not be able to invest in all securities included in its underlying index. The Underlying ETF may exclude certain securities included in its underlying index that are traded in certain countries due to issues such as trading restrictions, cost or liquidity constraints. For tax efficiency purposes, the Underlying ETF may sell certain securities to realize losses, causing it to deviate from its underlying index.

The Underlying ETF may not be fully invested at times, either as a result of cash flows into the Underlying ETF or reserves of cash held by the Underlying ETF to meet redemptions and expenses. If the Underlying ETF utilizes a sampling approach or otherwise does not hold all of the securities in its underlying index, its return may not correlate as well with the return on its underlying index, as would be the case if it purchased all of the securities in its underlying index with the same weightings as its underlying index.

To the extent the Underlying ETF calculates its NAV based on fair value prices and the value of its underlying index is based on securities closing prices on local foreign markets, (i.e. the value of its underlying index is not based on fair value prices) or the Underlying ETF otherwise calculates its NAV based on prices that differ from those used in calculating its underlying index, the Underlying ETF’s ability to track its underlying index may be adversely affected.

Asset Class Risk. Securities held by the Underlying ETFs may underperform in comparison to the general securities markets and/or other asset classes.

Equity Securities. The value of equity securities owned by the Underlying ETFs will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions. Investments in small and mid capitalization companies may involve greater risks because these companies generally have narrower markets, more limited managerial and financial resources and a less diversified product offering than larger, more established companies.

Foreign Investment Risk. An Underlying ETF’s investments in non-U.S. issuers may involve unique risks compared to investing in securities of U.S. issuers, including, among others, less liquidity generally, greater market volatility, the availability of less reliable financial information, higher transactional costs, taxation by foreign governments, decreased market liquidity and political instability. Foreign issuers often are subject to less stringent requirements regarding accounting, auditing, financial reporting and record keeping than are issuers of U.S. securities, and, therefore, not all material information regarding these issuers will be available. Securities exchanges or foreign governments may adopt rules or regulations that may negatively impact the Underlying ETF’s ability to invest in foreign securities or may prevent the Underlying ETF from repatriating its investments.

Emerging Market Securities Risk. An Underlying ETF’s investments in the securities of issuers in emerging market countries involve risks often not associated with investments in the securities of issuers in developed countries. Emerging markets usually are subject to greater market volatility, lower trading volume, political and economic instability, uncertainty regarding the existence of trading markets and more governmental limitations on foreign investment than more developed markets. In addition, securities in emerging markets may be subject to greater price fluctuations than securities in more developed markets.

Brazil Investment Risk. The Fund may invest a significant portion of its assets in an Underlying ETF that invests substantially all of its assets in Brazilian equity securities. Such investment subjects the Fund to legal, regulatory, political, security and economic risk specific to Brazil. Among other things, investments in securities of Brazilian companies are subject to regulatory and economic interventions that the Brazilian government has frequently exercised in the past, including the setting of wage and price controls, blocking access to bank accounts, imposing exchange controls and limiting imports. In addition, the Brazilian securities markets may be subject to greater market volatility, lower trading volume, greater risk of market shut down, higher transactional and custody costs, decreased market liquidity and various administrative difficulties, such as delays in clearing and settling portfolio transactions. The Brazilian government has often changed monetary, taxation, credit, tariff and other policies to influence the core of Brazil’s economy. Investments are also subject to certain restrictions on foreign investment as provided by Brazilian law. The market for Brazilian securities is directly influenced by the flow of international capital, and economic and market conditions of certain countries, especially emerging market countries. The Brazilian economy has historically been subject to high rates of inflation and a high level of debt, all of which may stifle economic growth. Brazil is heavily dependent on exports to its trading partners, including the United States, China and other countries in Central and South America, and reduction in spending on Brazilian products or adverse economic events in any of these countries may impact the Brazilian economy. Despite rapid development in recent years, Brazil still suffers from high levels of corruption, crime and income disparity. There is the possibility that such conditions may lead to social unrest and political upheaval in the future, which may have adverse effects on an Underlying ETF’s investments.

Indonesia Investment Risk. The Fund may invest a significant portion of its assets in an Underlying ETF that invests substantially all of its assets in securities of Indonesian companies. Such investment subjects the Fund to legal, regulatory, political, currency, security and economic risk specific to Indonesia. Among other things, the Indonesian economy is heavily dependent on trading relationships with certain key trading partners, including China, Japan, Singapore and the United States. A slow down in demand for Indonesian exports may negatively affect Indonesia’s economy and as a result, the issuers to which the Underlying ETF has exposure. In the past, Indonesia has experienced incidents involving acts of terrorism, predominantly targeted at foreigners. Such acts of terrorism have had a negative impact on tourism, an important sector of the Indonesian economy.

India Investment Risk. The Fund may invest a significant portion of its assets in an Underlying ETF that invests substantially all of its assets in securities of Indian companies. Such investment subjects the Fund to a considerable degree of economic, political and social instability risk. The Indian government has exercised and continues to exercise significant influence over many aspects of the economy, which, in the future, could have a significant effect on the Indian economy. There are no guarantees the gains in the Indian economy will continue. There can be no assurance that the Indian government will continue to implement economic structural reforms, liberalize India’s exchange and trade policies, reduce the fiscal deficit, control inflation, promote sound monetary policy or continue to place greater reliance on market mechanisms to direct economic activity. Religious and border disputes persist in India, and the country has experienced civil unrest and hostilities with neighboring countries such as Pakistan. Investment and repatriation restrictions in India may impact the ability of the underlying ETF to track its underlying index.

South Korea Investment Risk. The Fund may invest a significant portion of its assets in an Underlying ETF that invests substantially all of its assets in securities of South Korean issuers. Such investment subjects the Fund to legal, regulatory, political, currency, security and economic risk specific to South Korea. Among other things, substantial political tensions exist between North Korea and South Korea and these political tensions have recently escalated. Either the threat of an outbreak of hostilities or the outright outbreak of hostilities between the two nations would likely adversely impact the South Korean economy. In addition, due mainly to a rapidly aging population and structural problems, South Korea’s economic growth potential has recently been on a decline.

China Investment Risk. The Fund may invest a significant portion of its assets in an Underlying ETF that invests substantially all of its assets in securities of Chinese issuers. Such investment subjects the Fund to a considerable degree of economic, political and social instability risk. Among other things, disparities of wealth and the pace of economic liberalization may lead to social turmoil, violence and labor unrest. A greater risk of social unrest and conflicts with other countries may lead to currency fluctuations, currency convertibility restrictions, interest rate fluctuations and higher rates of inflation. In addition, sudden and significant investment losses could arise from unanticipated political or social developments. The risk of loss due to expropriation, nationalization, or confiscation of assets and property or the imposition of restrictions on foreign investments and on repatriation of capital invested is greater than in most developed markets due to the extensive involvement of the Chinese government in economic regulation and intervention.

Turkey Investment Risk. The Fund may invest a significant portion of its assets in an Underlying ETF that invests substantially all of its assets in securities of Turkish issuers. Such investment subjects the Fund to legal, regulatory, political, currency, security and economic risk specific to Turkey. The Turkish economy lacks access to its own natural resources and is highly import-dependent. Among other things, the Turkish economy is dependent upon exports to other economies, specifically to Germany, other EU countries and Iraq. Any change in the price or demand for Turkish exports may have an adverse effect on the Turkish economy. Acts of terrorism against Turkey and strained relations related to border disputes with certain neighboring countries may cause uncertainty in the Turkish stock market and as a result adversely affect issuers to which the Underlying ETF has exposure.

Mexico Investment Risk. The Fund may invest a significant portion of its assets in an Underlying ETF that invests substantially all of its assets in securities in Mexican issuers. Such investment subjects the Fund to legal, regulatory, political, currency, security and economic risk specific to Mexico. Among other things, the Mexican economy is highly dependent upon external trade with other economies, specifically with the United States and certain Latin American countries. Any change in the price or demand for Mexican exports may have an adverse impact on the Mexican economy. Mexico has been experiencing an outbreak of violence related to drug trafficking for the past several years. Such security concerns may have an adverse effect on the Mexican economy and cause uncertainty in its financial markets.

Russia Investment Risk. The Fund may invest a significant portion of its assets in an Underlying ETF that invests substantially all of its assets in securities in Russian issuers. Such investment subjects the Fund to legal, regulatory, political, currency, security and economic risk specific to Russia. Such heightened risks include, among others, expropriation and/or nationalization of assets, restrictions on and government intervention in international trade, confiscatory taxation, political instability, including authoritarian and/or military involvement in governmental decision making, armed conflict, the impact on the economy as a result of civil war, and social instability as a result of religious, ethnic and/or socioeconomic unrest. The securities markets of Russia are underdeveloped and are significantly less correlated to global economic cycles than those markets located in more developed countries, which results in greater risks of market volatility, lower market capitalization, lower trading volume, illiquidity, inflation, greater price fluctuations, uncertainty regarding the existence of trading markets, governmental control and heavy regulation of labor and industry. The Russian government may restrict or control foreign investors from investing in securities of issuers located or operating in Russia. In addition, governmental approval or special licenses may be required prior to investments by foreign investors and may limit the amount of investments by foreign investors in a particular industry and/or issuer and may limit such foreign investment to a certain class of securities of an issuer that may have less advantageous rights than the classes available for purchase by domiciliaries of Russia and/or impose additional taxes on foreign investors. Additionally, the Russian economy is particularly sensitive to the price of oil and gas on the world market, and a decline in the price of oil and gas could have a significant negative impact on the Russian economy. In addition, the recent economic and political turmoil in Russia and the effects on the recent global economic crisis on the Russian economy may have significant adverse effects on the Russian Ruble and on the values of the Underlying ETF’s investments.

Currency Risk. Underlying ETF’s investments in non-U.S. securities that trade in, and whose issuers receive revenues in, non-U.S. currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. As a result, investments in non-U.S. dollar-denominated securities and currencies may reduce the returns of an Underlying ETF.

Depositary Receipts. Underlying ETFs may invest in depositary receipts, which are securities traded on a local stock exchange that represent securities issued by a foreign publicly-listed company, and are subject to the risks associated with the underlying international securities. The underlying issuers of certain depositary receipts, particularly unsponsored or unregistered depositary receipts, are under no obligation to distribute shareholder communications to the holders of such receipts, or to pass through to them any voting rights with respect to the deposited securities. Issuers of unsponsored depositary receipts are not contractually obligated to disclose material information in the U.S. and, therefore, such information may not correlate to the market value of the unsponsored depositary receipt.

Market Volatility. Underlying ETFs may invest in volatile financial markets and this can result in greater market and liquidity risk and potential difficulty in valuing portfolio instruments.

Fixed Income Securities. Fixed-income securities; including U.S. Treasury securities, that an Underlying ETF holds are subject to interest rate risk and credit risk. Interest rate risk refers to fluctuations in the value of a fixed-income security resulting from changes in the general level of interest rates. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up. Fixed-income securities with longer maturities typically are more sensitive to changes in interest rates, making them more volatile than securities with shorter maturities. Credit risk refers to the possibility that the issuer of a security will be unable and/or unwilling to make timely interest payments and/or repay the principal on its debt. Debt instruments are subject to varying degrees of credit risk which may be reflected in credit ratings. There is a possibility that the credit rating of a fixed-income security may be downgraded after purchase, which may adversely affect the value of the security.

Concentration. To the extent that the Underlying ETF’s or the Underlying Index’s portfolio is concentrated in the securities of companies in a particular market, industry, group of industries, sector or asset class, the Underlying ETF may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector or asset class.

Non-Diversification Risk. To the extent an Underlying ETF invests a relatively high percentage of its assets in the securities of a single issuer or group of issuers, the Underlying ETF’s performance will be more vulnerable to changes in the market value of that single issuer or group of issuers, and more susceptible to risks associated with a single economic, political or regulatory occurrence.

Sampling Risk. Certain Underlying ETFs’ use of a representative sampling approach will result in their holding a smaller number of securities than are in their respective underlying indexes. As a result, an adverse development to an issuer of securities that an Underlying ETF holds could result in a greater decline in the Underlying ETF’s net asset value than would be the case if the Underlying ETF held all of the securities in its underlying index. To the extent the assets in the Underlying ETF are smaller, these risks will be greater.

Valuation Risk. Because foreign exchanges may be open on days when an Underlying ETF does not price its shares, the value of the non-U.S. securities in the Underlying ETF’s portfolio may change on days when shareholders, such as the Fund, will not be able to purchase or sell the Underlying ETF’s shares.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	Investors should consider the following risk factors and special considerations associated with investing in the Fund, which may cause you to lose money.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversification Risk. To the extent an Underlying ETF invests a relatively high percentage of its assets in the securities of a single issuer or group of issuers, the Underlying ETF's performance will be more vulnerable to changes in the market value of that single issuer or group of issuers, and more susceptible to risks associated with a single economic, political or regulatory occurrence.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for certain time periods compare with the average annual returns of the Underlying Index and of another benchmark of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available online at www.alpsfunds.com or by calling 855.325.8019.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for certain time periods compare with the average annual returns of the Underlying Index and of another benchmark of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	855.325.8019
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.alpsfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest Quarterly Return 3.01% (December 31, 2013) Lowest Quarterly Return -14.69% (June 30, 2013)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns For the periods ended December 31, 2013
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
ALPS/GS Momentum Builder Growth Markets Equities and U.S. Treasuries Index ETF | ALPS/GS Momentum Builder Growth Markets Equities and U.S. Treasuries Index ETF
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.68%
Other Expenses	rr_OtherExpensesOverAssets	none
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.48%
Total annual Fund operating expenses	rr_ExpensesOverAssets	1.16%
One Year	rr_ExpenseExampleYear01	$ 118
Three Years	rr_ExpenseExampleYear03	368
Five Years	rr_ExpenseExampleYear05	638
Ten Years	rr_ExpenseExampleYear10	$ 1,408
2013	rr_AnnualReturn2013	(15.66%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarterly Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2013
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	3.01%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarterly Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2013
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(14.69%)
1 Year	rr_AverageAnnualReturnYear01	(17.51%)
Since Inception	rr_AverageAnnualReturnSinceInception	(15.78%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 20, 2012
ALPS/GS Momentum Builder Growth Markets Equities and U.S. Treasuries Index ETF | Return After Taxes on Distributions | ALPS/GS Momentum Builder Growth Markets Equities and U.S. Treasuries Index ETF
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(17.92%)
Since Inception	rr_AverageAnnualReturnSinceInception	(16.18%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 20, 2012
ALPS/GS Momentum Builder Growth Markets Equities and U.S. Treasuries Index ETF | Return After Taxes on Distributions and Sale of Fund Shares | ALPS/GS Momentum Builder Growth Markets Equities and U.S. Treasuries Index ETF

Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(9.64%)
Since Inception	rr_AverageAnnualReturnSinceInception	(12.05%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 20, 2012
ALPS/GS Momentum Builder Growth Markets Equities and U.S. Treasuries Index ETF | GS Momentum Builder® Growth Markets Equities and U.S. Treasuries Index (reflects no deduction for fees, expenses or taxes)

Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(14.92%)
Since Inception	rr_AverageAnnualReturnSinceInception	(13.19%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 20, 2012
ALPS/GS Momentum Builder Growth Markets Equities and U.S. Treasuries Index ETF | MSCI EM TR Net Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(2.60%)
Since Inception	rr_AverageAnnualReturnSinceInception	(2.27%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 20, 2012